FAIR VALUE MEASUREMENTS - Schedule of quantitative information regarding level 3 fair value measurements (Details) - Level 3	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Trading stock price
FAIR VALUE MEASUREMENTS
Measurement input	12.71	12.15	11.66
Public warrants price
FAIR VALUE MEASUREMENTS
Measurement input	0.11	0.27	0.08
Weighted term
FAIR VALUE MEASUREMENTS
Measurement input	1	1.32	1.17
Risk-free rate
FAIR VALUE MEASUREMENTS
Measurement input	3.98	3.48	4.18